Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 802,917	$ 691,789	$ 840,542
Costs and expenses:
Cost of revenues	608,605	528,651	634,660
Research and development	95,820	94,422	91,839
General and administrative	20,119	18,470	20,192
Bad debt expense	620	310	554
Sales and marketing	18,518	19,264	20,572
Total costs and expenses	743,682	661,117	767,817
Operating income	59,235	30,672	72,725
Non operating income (loss):
Interest income	1,221	710	728
Dividend income	700	0	0
Gains on sale of securities, net	10	1,993	10,471
Equity in losses of equity method investees	(1,277)	(77)	(80)
Valuation gain on financial instruments	0	0	1,255
Impairment loss on investments	0	0	(309)
Foreign currency exchange gains (losses), net	167	(43)	1,077
Interest expense	(633)	(514)	(518)
Other income (loss), net	(5)	126	145
Total non operating income (loss)	183	2,195	12,769
Earnings before income taxes	59,418	32,867	85,494
Income tax expense	10,671	11,405	21,591
Net income	48,747	21,462	63,903
Net loss attributable to noncontrolling interests	2,165	3,733	2,695
Net income attributable to Himax Technologies, Inc. stockholders	$ 50,912	$ 25,195	$ 66,598
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.15	$ 0.07	$ 0.19
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	0.15	0.07	0.19
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders (in dollars per ADS)	0.30	0.15	0.39
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders (in dollars per ADS)	$ 0.30	$ 0.15	$ 0.39